Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	June 30, 2026	December 31, 2025
	US$	US$
Trade receivables
- Third parties	11,177,028	9,494,364
- Related parties	-	-
	11,177,028	9,494,364
Less: Provision for allowance for expected credit losses - trade receivables	(5,428,330)	(4,548,696)
	5,748,698	4,945,668

Other receivables	20,278,581	21,420,605
Less: Provision for allowance for expected credit losses - other receivables	(2,311,190)	(2,573,502)
	17,967,391	18,847,103

Deposits	3,198,324	281,671
Prepayments	9,682,884	5,438,233
	30,848,599	24,567,007
Total trade and other receivables	36,597,297	29,512,675

Movement in provision for allowance for expected credit losses on trade receivables is as follows:

At beginning of the year	4,548,696	469,101
Additions	1,840,510	5,155,117
Write off / Reversal	(960,876)	(60,807)
Disposal of subsidiaries	-	(637,425)
Currency realignment	-	(377,290)
At end of the year	5,428,330	4,548,696

Movement in provision for allowance for expected credit losses on other receivables is as follows:

At beginning of the year	2,573,502	366,408
Additions	202,345	2,866,997
Write off / Reversal	(464,657)	(265,921)
Disposal of subsidiaries	-	(317,633)
Currency realignment	-	(76,349)
At end of the year	2,311,190	2,573,502

The average credit period for services rendered is 30 days (2025: 30 days). No interest is charged on the outstanding balances.

	June 30, 2026	December 31, 2025
	US$	US$
Not past due	2,011,021	1,161,427
Past due (i)	9,166,007	8,332,937
Less: Provision for allowance for expected credit losses	(5,428,330)	(4,548,696)
	5,748,698	4,945,668

A majority of the Company’s trade receivables that are neither past due nor impaired are with creditworthy counterparties with good track record of credit history.

(i) Aging of receivables that are past due the average credit period: